Submission		12 Months Ended
	Feb. 25, 2026	Dec. 31, 2025
Submission [Line Items]
Central Index Key		0001601830
Registrant Name	Recursion Pharmaceuticals, Inc.	Recursion Pharmaceuticals, Inc.
Form Type	S-8	S-8
Submission Type		S-8
Fee Exhibit Type		EX-FILING FEES